22 Debentures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Debentures Abstract
Debentures, beginning balance	R$ 8,429,710	R$ 7,518,131
Funding	453,951	2,965,028
Charges and monetary variations	(1,046,295)	623,795
Amortization - principal	(422,295)	(1,977,125)
Payment - charges	(657,590)	(700,119)
Debentures, ending balance	R$ 6,757,481	R$ 8,429,710